SECURITIES AVAILABLE-FOR-SALE AND HELD-TO-MATURITY (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Available-for-sale:
Proceeds	$ 11,174	$ 18,721
Gross gains	$ 149	182
Gross losses		(30)
Held-to-maturity:
Proceeds		2,270
Gross gains		$ 82
Gross losses
Total:
Proceeds	$ 11,174	$ 20,991
Gross gains	$ 149	264
Gross losses		$ (30)